Average Annual Total Returns - AST Bond Portfolio 2029	No Share Class 1 Year	No Share Class SinceInception	No Share Class InceptionDate	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) SinceInception		Bloomberg Barclays Fixed Maturity (2029) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Fixed Maturity (2029) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	16.29%	8.72%	Jan. 02, 2018	8.92%	5.97%	[1]	11.87%	7.49%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.